QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS - Short Term Credit Ratings (Details)	Dec. 31, 2023	Dec. 31, 2022
P-1 / A-1 / Aaa-mf / AAAm
Disclosure of credit risk exposure [line items]
Credit exposure, percentage		1.00%
P-2 / A-2
Disclosure of credit risk exposure [line items]
Credit exposure, percentage	92.00%	98.00%
P-3 / A-3 / Not rated
Disclosure of credit risk exposure [line items]
Credit exposure, percentage	2.00%	1.00%
Cash and cash equivalents | P-1 / A-1 / Aaa-mf / AAAm
Disclosure of credit risk exposure [line items]
Credit exposure, percentage	6.00%